Note 12 - Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($)	Oct. 31, 2019	Oct. 31, 2018
Accounts receivable, due to allowances for doubtful accounts and sales returns	$ 54,370	$ 36,779
Inventories, due to allowance for damaged and slow-moving inventories and additional costs inventoried for tax purposes pursuant to the Tax Reform Act of 1986	769,871	780,446
Liabilities recorded for accrued expenses, deductible for tax purposes when paid	111,677	472,641
Share-based compensation expense	20,410	474,163
Net operating loss carryforwards	2,374,774	528,939
AMT credit carryforwards	50,007	49,281
Other	175,580	59,219
Total gross deferred tax assets	3,556,689	2,401,468
Valuation allowance	(3,348,645)	(2,118,487)
Net deferred tax assets	208,044	282,981
Plant and equipment, due to differences in depreciation and capital gain recognition	(155,461)	(231,672)
Other receivables, due to accrual for financial reporting purposes	(2,576)	(2,028)
Total gross deferred tax liabilities	(158,037)	(233,700)
Net deferred tax asset	$ 50,007	$ 49,281